SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED FINANCIAL STATEMENTS
Net income (loss)	$ (242,562,132)	$ 331,175	$ 168,996,086
Other comprehensive income:
Foreign currency translation adjustment	3,190,413	32,421,826	17,170,111
Unrealized gains (losses) on available-for-sale investments			(2,329,761)
Cash flow hedging gains (losses)			(713,497)
Reclassification adjustment for loss included in net income		3,043,258
Other comprehensive income (loss), net of tax	3,190,413	35,465,084	14,126,853
Comprehensive income (loss) attributable to ReneSola Ltd	(239,325,126)	35,798,048	183,122,939
RENESOLA LTD
CONDENSED FINANCIAL STATEMENTS
Net income (loss)	(242,515,539)	332,964	168,996,086
Other comprehensive income:
Foreign currency translation adjustment	3,190,413	32,421,826	17,170,111
Unrealized gains (losses) on available-for-sale investments			(2,329,761)
Cash flow hedging gains (losses)			(713,497)
Reclassification adjustment for loss included in net income		3,043,258
Other comprehensive income (loss), net of tax	3,190,413	35,465,084	14,126,853
Comprehensive income (loss) attributable to ReneSola Ltd	$ (239,325,126)	$ 35,798,048	$ 183,122,939